Land Use Rights, Net	12 Months Ended
Dec. 31, 2017
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

Note 10 – LAND USE RIGHTS, NET

As of December 31, 2017 and 2016, land use rights consisted of the following:

	December 31, 2017	December 31, 2016
Cost	$2,311,611	$2,163,815
Less: accumulated amortization	(68,428)	(20,813)
Land use rights, net	$2,243,183	$2,143,002

Amortization expense for the years ended December 31, 2017, 2016 and 2015 was $44,498, $21,756 and $0, respectively.

On July 19, 2016, the Company entered into a land use rights transfer agreement with Yantai Aotesai Energy Ltd., pursuant to which the Company purchased the land use rights of a parcel of land of 32,442 square meters located in Laishan District Economic Development Area for a total consideration of approximately $2,248,829 (RMB 14,598,725). The land use rights were placed into use in the year ended December 31, 2016, when the full payments were made. Certificate of the land use rights was obtained in March 2017.

The land use rights have been pledged to obtain short term loans and other guarantees. See Note 12 for details.